Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) ¥ in Thousands	Jun. 30, 2026 CNY (¥)
Schedule of Future Minimum Lease Payments [Abstract]
Within 1 year	¥ 313
2-5 years	249
Total	¥ 562